PATENTS AND TRADEMARKS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 13,688	$ 5,368